COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets in guarantee
Financial assets pledged as collateral	$ 46,382,606	$ 45,056,529
Guarantee Securities For Repo Operations [Member]
Financial assets in guarantee
Financial assets pledged as collateral	972,694
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets pledged as collateral	21,763,021	32,058,218
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets pledged as collateral	$ 23,646,891	$ 12,998,311